Condensed financial information of the Company (Tables)	12 Months Ended
Dec. 31, 2016
Condensed financial information of the Company [Abstract]
Condensed Balance Sheet
	Year ended December 31
	2015	2016
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	1,295,835	36,497,233
Other deposits and prepayments	2,389,045	-
Other current assets	28	1,900,557
Due from subsidiaries	592,565,997	394,050,421

Total current assets	596,250,905	432,448,211

Investments in subsidiaries	962,901,445	1,068,115,589

TOTAL ASSETS	1,559,152,350	1,500,563,800

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities
Short-term bank loan	222,226,246	34,421,617
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	8,194,395	11,873,498
Payroll and welfare payables	-	119,167

Total current liabilities	231,336,219	47,329,860

Long term bank loan	-	64,845,655
Other long-term debt	391,845,710	488,127,820

Total liabilities	623,181,929	600,303,335

Shareholders’ equity
Common shares, $0.0001 par value:
Authorized-500,000,000 shares, issued and outstanding-131,426,741 shares for 2015 (2015: 142,802,936 shares)	15,835	16,051
Treasury shares	(24,045,440)	(53,734,088)
Additional paid-in capital	531,233,336	538,414,246
Retained earnings	428,766,690	415,564,256

Total shareholders’ equity	935,970,421	900,260,465

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,559,152,350	1,500,563,800

Condensed Statement of Comprehensive Income
	Year ended December 31
	2014	2015	2016
	US$	US$	US$
General and administrative expenses	(8,860,382)	(10,301,067)	(20,081,338)

Operating loss	(8,860,382)	(10,301,067)	(20,081,338)
Interest expense	(58,515,706)	(58,576,635)	(65,092,711)
Interest income	1,289,907	3,533	127,852
Loss on extinguishment of debt	(9,848,931)	-	(12,123,750)
Other expenses			40,922
Equity in profit of subsidiaries, net	124,450,842	135,356,276	170,106,573

Income from operations before income taxes	48,515,730	66,482,107	72,977,548
Income taxes	-	-	-

Net income attributable to common shareholders	48,515,730	66,482,107	72,977,548

Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(3,353,952)	(73,605,171)	(65,634,725)

Comprehensive income/(loss) attributable to shareholders	45,161,778	(7,123,064)	7,342,823

Condensed Statement of Cash Flows
	Year ended December 31
	2014	2015	2016
	US$	US$	US$
Cash flows from operating activities:
Net income	48,515,730	66,482,107	72,977,548
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(124,450,842)	(135,356,276)	(170,106,573)
Stock based compensation expense	1,912,471	3,326,175	7,085,958
Amortization of deferred charges	1,620,695	2,378,767	7,067,935
Loss on extinguishment of debt	9,848,931	-	12,123,750
Other deposits and prepayments	10,916,056	(615,013)	2,389,045
Other current assets	45,434	233,446	2,320
Other payable and accrued liabilities	(737,739)	(521,582)	3,679,102
Payroll and welfare payables	(5,149,011)	-	119,168

Net cash used in operating activities	(57,478,275)	(64,072,376)	(64,661,747)

Cash flows from financing activities:
Changes in due from a subsidiary	(140,334,182)	(6,809,170)	181,515,577
Proceeds from short-term bank loans	130,024,345	207,805,203	-
Repayments of short-term bank loans	(35,000,000)	(115,603,302)	(146,208,974)
Proceeds from long-term bank loans	-	-	23,250,000
Proceeds from other long-term debts	-	-	300,000,000
Repayment of other long-term debts	(75,761,009)	-	(186,164,616)
Purchase of treasury shares	(17,610,787)	(3,349,172)	(29,688,648)
Dividends to shareholders	(15,288,919)	(14,751,704)	(20,545,257)
Deferred charges	-	(3,104,812)	(7,621,208)
Purchase of shares under RSU plan	(7,042,725)	(3,259,998)	(4,003,999)
Loss on extinguishment of debt	(9,848,931)	-	(12,123,750)
Proceeds from exercise of stock options	1,080,530	48,400	1,454,020

Net cash (used in)/ provided by financing activities	(169,781,678)	60,975,445	99,863,145

Net(decrease)/increase in cash and cash equivalents	(227,259,953)	(3,096,931)	35,201,398
Cash and cash equivalents, at the beginning of the year	231,652,719	4,392,766	1,295,835

Cash and cash equivalents, at end of the period	4,392,766	1,295,835	36,497,233